Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions		12 Months Ended
	Mar. 18, 2019 USD ($)	May 31, 2018 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Nov. 20, 2015 CAD ($)	Jun. 01, 2015 CAD ($)	Mar. 10, 2015 CAD ($)	Dec. 01, 2014 CAD ($)
Disclosure of commitments and contingencies [line items]
Legal settlement amount		$ 91
Legal settlement amount granted by court	$ 91
Investment commitments outstanding			$ 8,682	$ 10,372
Letters of credit outstanding			57	74
Aggregate future minimum lease payments			374	575
Debt outstanding			4,543	4,769
Variable Surplus Note [member]
Disclosure of commitments and contingencies [line items]
Debt outstanding			0	0
The Manufacturers Life Insurance Company [Member]
Disclosure of commitments and contingencies [line items]
Subordinate guaranteed issued					$ 1,000	$ 350	$ 750	$ 500
The Manufacturers Life Insurance Company [Member] | Subordinated debentures due on December 15, 2041 [Member]
Disclosure of commitments and contingencies [line items]
Guaranteed payment of amounts on subordinated debenture			650
Mature in 30 Days [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			411	888
Less than 1 year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			2,507	3,546
Debt outstanding			649
Mature after One year [Member]
Disclosure of commitments and contingencies [line items]
Investment commitments outstanding			$ 5,764	$ 5,938